Summary of Significant Accounting Policies (Details)		12 Months Ended
	Apr. 12, 2024	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 CNY (¥) ¥ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares ¥ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2022 USD ($) ¥ / shares	Sep. 30, 2024 ¥ / shares	Mar. 27, 2024 USD ($)	Mar. 27, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥) ¥ / shares
Summary of Significant Accounting Policies [Line Items]
Fair value of contingent asset		$ 265,205		$ 947,178	$ 947,178						¥ 6,900,000
Sellers paid compensation									$ 694,030	¥ 5,000,000
Reverse stock split	1-for-40	1-for-40 so that every forty (40) shares are combined into one (1) share	1-for-40 so that every forty (40) shares are combined into one (1) share
Allowance for credit losses		$ 1,097,951		497,507		$ 1,094,291
Bad debt expense from continuing operations		237,419				57,637
Bad debt expense from discontinuing operations						1,166
Impairment loss of goodwill		1,362,441		1,792,392
Carrying amount of goodwill		1,780,569		3,057,943	3,057,943
Advance from customer		372,138		1,039,310	1,039,310
Advance from customers and recognized		392,124		818,506	$ 818,506	65,547	$ 65,547
Advertisement and business promotion expenses		5,751		$ 77,361		$ 64,525
Payments for Other Taxes		$ 14,250	¥ 100,000
Changzhou Sixun [Member]
Summary of Significant Accounting Policies [Line Items]
Equity percentage		100.00%
Consolidated Statements of Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates | (per share)		$ 1	¥ 7.2043	$ 1	$ 7.0533	$ 1	$ 6.5532
Continuing Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses		$ 1,097,951		$ 497,507		$ 1,036,654
Discontinuing Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses						$ 79,877
Consolidated Balance Sheet [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rates translations | (per share)		$ 1		$ 1	$ 1			¥ 7.0176			¥ 7.296
Business Combination [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment loss of goodwill				$ 1,792,392